IMPAIRMENT REVERSALS	12 Months Ended
Dec. 31, 2024
Impairment of assets [Abstract]
Impairment Charges (Reversals)
10 ■ Impairment Charges (Reversals)

For the years ended December 31	2024	2023
Impairment charges (reversals) of non-current assets[1]	($941)	$312
Impairment of goodwill[1]	484	—
Total	($457)	$312
[1]Refer to note 21 for further details.